                     SUPPLEMENT DATED FEBRUARY 17, 2012 TO

                      PROSPECTUS DATED APRIL 29, 2005 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

On December 9, 2011, the Board of Directors (the "Board") of GE Investments Funds, Inc. voted to liquidate and terminate the GE Investments International Equity Fund (the "Portfolio").

IN ACCORDANCE WITH THE BOARD'S DECISION TO TERMINATE OPERATIONS, THE PORTFOLIO WILL BE LIQUIDATED EFFECTIVE AT THE CLOSE OF TRADING ON THE NEW YORK STOCK EXCHANGE (THE "NYSE") ON APRIL 30, 2012. ASSETS HELD BY THE SEPARATE ACCOUNT WHICH ARE INVESTED IN THE PORTFOLIO WILL BE TRANSFERRED AT THE CLOSE OF TRADING ON THE NYSE ON APRIL 30, 2012 TO THE GE INVESTMENTS FUNDS, INC. -- MONEY MARKET FUND.

You may make transfers from the Portfolio to one or more of the Subaccounts investing in the Portfolios listed below. Transfers made from the Portfolio during the period from the date of this supplement to April 30, 2012 will not be considered a transfer for the purpose of calculating the number of transfers that may be made each calendar year without invoking our right to assess a transfer charge or for purposes of calculating the number of transfers that can be made each calendar year by U.S. Mail, voice response, telephone or facsimile.

13151M SUPPL 02/17/12

SUBACCOUNTS


                                 PORTFOLIO                                     INVESTMENT OBJECTIVE
                                 ------------------------------------------------------------------------------
THE ALGER PORTFOLIOS             ALGER LARGE CAP GROWTH PORTFOLIO    Seeks long-term capital appreciation.
                                 -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
                                 ALGER SMALL CAP GROWTH              Seeks long-term capital appreciation.
                                 PORTFOLIO -- CLASS I-2 SHARES
                                 ------------------------------------------------------------------------------
FEDERATED                        FEDERATED CAPITAL APPRECIATION      The Fund's investment objective is
INSURANCE SERIES                 FUND II -- PRIMARY SHARES           capital appreciation. This investment
                                                                     objective may be changed by the
                                                                     Fund's Trustees without shareholder
                                                                     approval.
                                 ------------------------------------------------------------------------------
                                 FEDERATED HIGH INCOME BOND          Seeks high current income by
                                 FUND II -- PRIMARY SHARES           investing in a diversified portfolio of
                                                                     high yield, lower-rated corporate
                                                                     bonds, commonly referred to as
                                                                     "junk bonds."
                                 ------------------------------------------------------------------------------
                                 FEDERATED MANAGED VOLATILITY        Seeks high current income and
                                 FUND II (FORMERLY, FEDERATED        moderate capital appreciation.
                                 CAPITAL INCOME FUND II)


                                 ------------------------------------------------------------------------------
FIDELITY(R) VARIABLE             VIP ASSET MANAGER/SM/ PORTFOLIO --  Seeks to obtain high total return with
INSURANCE PRODUCTS               INITIAL CLASS                       reduced risk over the long term by
FUND                                                                 allocating its assets among stocks,
                                                                     bonds, and short-term instruments.









                                 ------------------------------------------------------------------------------
                                 VIP CONTRAFUND(R) PORTFOLIO --      Seeks long-term capital appreciation.
                                 INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP EQUITY-INCOME PORTFOLIO --      Seeks reasonable income. The fund
                                 INITIAL CLASS                       will also consider the potential for
                                                                     capital appreciation. The fund's goal is
                                                                     to achieve a yield which exceeds the
                                                                     composite yield on the securities
                                                                     comprising the S&P 500(R) Index.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH PORTFOLIO -- INITIAL     Seeks to achieve capital appreciation.
                                 CLASS

                                 ------------------------------------------------------------------------------
                                 VIP GROWTH & INCOME                 Seeks high total return through a
                                 PORTFOLIO -- INITIAL CLASS          combination of current income and
                                                                     capital appreciation.
                                 ------------------------------------------------------------------------------
                                 VIP GROWTH OPPORTUNITIES            Seeks to provide capital growth.
                                 PORTFOLIO -- INITIAL CLASS

                                 ------------------------------------------------------------------------------
                                 VIP OVERSEAS PORTFOLIO -- INITIAL   Seeks long-term growth of capital.
                                 CLASS

                                 ------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.     Fred Alger Management, Inc.

------------------------------------------------------------------------------
The Fund's investment objective is        Federated Equity Management
capital appreciation. This investment     Company of Pennsylvania
objective may be changed by the
Fund's Trustees without shareholder
approval.
------------------------------------------------------------------------------
Seeks high current income by              Federated Investment Management
investing in a diversified portfolio of   Company
high yield, lower-rated corporate
bonds, commonly referred to as
"junk bonds."
------------------------------------------------------------------------------
Seeks high current income and             Federated Equity
moderate capital appreciation.            Management Company of
                                          Pennsylvania (subadvised by
                                          Federated Investment Management
                                          Company)
------------------------------------------------------------------------------
Seeks to obtain high total return with    Fidelity Management & Research
reduced risk over the long term by        Company (FMR) (subadvised by
allocating its assets among stocks,       Fidelity Investments Money
bonds, and short-term instruments.        Management, Inc. (FIMM), FMR
                                          Co., Inc. (FMRC), Fidelity Research
                                          & Analysis Company (FRAC),
                                          Fidelity Management & Research
                                          (U.K.) Inc. (FMR U.K.), Fidelity
                                          International Investment Advisors
                                          (FIIA), Fidelity International
                                          Investment Advisors (U.K.) Limited
                                          (FIIA(U.K.)L), and Fidelity
                                          Investments Japan Limited (FIJ))
------------------------------------------------------------------------------
Seeks long-term capital appreciation.     FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
       FIJ)
------------------------------------------------------------------------------
Seeks reasonable income. The fund         FMR (subadvised by FMRC, FRAC,
will also consider the potential for      FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation. The fund's goal is  FIJ)
to achieve a yield which exceeds the
composite yield on the securities
comprising the S&P 500(R) Index.
------------------------------------------------------------------------------
Seeks to achieve capital appreciation.    FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks high total return through a         FMR (subadvised by FMRC, FRAC,
combination of current income and         FMR U.K., FIIA, FIIA(U.K.)L, and
capital appreciation.                     FIJ)
------------------------------------------------------------------------------
Seeks to provide capital growth.          FMR (subadvised by FMRC, FRAC,
                                          FMR U.K., FIIA, FIIA(U.K.)L, and
                                          FIJ)
------------------------------------------------------------------------------
Seeks long-term growth of capital.        FMR (subadvised by FMRC, FMR
                                          (U.K.), FRAC, FIIA, FIIA(U.K.)L,
                                          and FIJ)
------------------------------------------------------------------------------


                    PORTFOLIO                                    INVESTMENT OBJECTIVE
                    ------------------------------------------------------------------------------
FRANKLIN TEMPLETON  TEMPLETON FOREIGN SECURITIES FUND  Seeks long-term capital growth. The
VARIABLE INSURANCE  -- CLASS 1 SHARES                  fund normally invests at least 80% of
PRODUCTS TRUST                                         its net assets in investments of issuers
                                                       located outside the U.S., including
                                                       those in emerging markets.
                    ------------------------------------------------------------------------------
                    TEMPLETON GLOBAL BOND SECURITIES   Seeks high current income, consistent
                    FUND -- CLASS 1 SHARES             with preservation of capital, with
                                                       capital appreciation as a secondary
                                                       consideration. The fund normally
                                                       invests at least 80% of its net assets in
                                                       bonds, which include debt securities of
                                                       any maturity, such as bonds, notes,
                                                       bills and debentures.
                    ------------------------------------------------------------------------------
GE INVESTMENTS      INCOME FUND -- CLASS 1 SHARES      Seeks maximum income consistent
FUNDS, INC.                                            with prudent investment management
                                                       and the preservation of capital.
                    ------------------------------------------------------------------------------
                    MID-CAP EQUITY FUND -- CLASS 1     Seeks long-term growth of capital and
                    SHARES/1/                          future income.
                    ------------------------------------------------------------------------------
                    MONEY MARKET FUND/2/               Seeks a high level of current income
                                                       consistent with the preservation of
                                                       capital and the maintenance of liquidity.
                    ------------------------------------------------------------------------------
                    PREMIER GROWTH EQUITY FUND --      Seeks long-term growth of capital and
                    CLASS 1 SHARES                     future income rather than current
                                                       income.
                    ------------------------------------------------------------------------------
                    REAL ESTATE SECURITIES FUND --     Seeks maximum total return through
                    CLASS 1 SHARES                     current income and capital
                                                       appreciation.
                    ------------------------------------------------------------------------------
                    S&P 500(R) INDEX FUND/3/           Seeks growth of capital and
                                                       accumulation of income that
                                                       corresponds to the investment return of
                                                       S&P's 500 Composite Stock Index.
                    ------------------------------------------------------------------------------
                    TOTAL RETURN FUND -- CLASS 1       Seeks the highest total return,
                    SHARES                             composed of current income and
                                                       capital appreciation, as is consistent
                                                       with prudent investment risk.

                    ------------------------------------------------------------------------------
                    U.S. EQUITY FUND -- CLASS 1        Seeks long-term growth of capital.
                    SHARES
                    ------------------------------------------------------------------------------
GOLDMAN SACHS       GOLDMAN SACHS LARGE CAP VALUE      Seeks long-term capital appreciation.
VARIABLE INSURANCE  FUND -- INSTITUTIONAL SHARES
TRUST
                    ------------------------------------------------------------------------------
                    GOLDMAN SACHS MID CAP VALUE        Seeks long-term capital appreciation.
                    FUND
                    ------------------------------------------------------------------------------

                                              ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
------------------------------------------------------------------------------
Seeks long-term capital growth. The        Templeton Investment Counsel, LLC
fund normally invests at least 80% of
its net assets in investments of issuers
located outside the U.S., including
those in emerging markets.
------------------------------------------------------------------------------
Seeks high current income, consistent      Franklin Advisers, Inc.
with preservation of capital, with
capital appreciation as a secondary
consideration. The fund normally
invests at least 80% of its net assets in
bonds, which include debt securities of
any maturity, such as bonds, notes,
bills and debentures.
------------------------------------------------------------------------------
Seeks maximum income consistent            GE Asset Management Incorporated
with prudent investment management
and the preservation of capital.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income.
------------------------------------------------------------------------------
Seeks a high level of current income       GE Asset Management Incorporated
consistent with the preservation of
capital and the maintenance of liquidity.
------------------------------------------------------------------------------
Seeks long-term growth of capital and      GE Asset Management Incorporated
future income rather than current
income.
------------------------------------------------------------------------------
Seeks maximum total return through         GE Asset Management Incorporated
current income and capital                 (subadvised by Urdang Securities
appreciation.                              Management, Inc.)
------------------------------------------------------------------------------
Seeks growth of capital and                GE Asset Management Incorporated
accumulation of income that                (subadvised by SSgA Funds
corresponds to the investment return of    Management, Inc.)
S&P's 500 Composite Stock Index.
------------------------------------------------------------------------------
Seeks the highest total return,            GE Asset Management Incorporated
composed of current income and             (subadvised by Kennedy Capital
capital appreciation, as is consistent     Management, Inc., Palisade Capital
with prudent investment risk.              Management, L.L.C. and Urdang
                                           Securities Management, Inc.)
------------------------------------------------------------------------------
Seeks long-term growth of capital.         GE Asset Management
                                           Incorporated
------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.

------------------------------------------------------------------------------
Seeks long-term capital appreciation.      Goldman Sachs Asset Management,
                                           L.P.
------------------------------------------------------------------------------

                    /1/ The Russell MidCap Index is constructed to provide an
                        unbiased barometer for the mid-cap segment and is reconstituted annually. The capitalization range, however, may change significantly intra-year due to changes in the market capitalization of securities held in the Index.

                    /2/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.

                    /3/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.


                       PORTFOLIO                                      INVESTMENT OBJECTIVE
                       --------------------------------------------------------------------------------
JANUS ASPEN SERIES     BALANCED PORTFOLIO -- INSTITUTIONAL  Seeks long-term capital growth,
                       SHARES                               consistent with preservation of capital
                                                            and balanced by current income.
                       --------------------------------------------------------------------------------
                       ENTERPRISE PORTFOLIO --              Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
                       FLEXIBLE BOND PORTFOLIO --           Seeks to obtain maximum total return,
                       INSTITUTIONAL SHARES                 consistent with preservation of capital.
                       --------------------------------------------------------------------------------
                       FORTY PORTFOLIO -- INSTITUTIONAL     A non-diversified portfolio/1/ that seeks
                       SHARES                               long-term growth of capital.
                       --------------------------------------------------------------------------------
                       GLOBAL TECHNOLOGY PORTFOLIO --       Seeks long-term growth of capital.
                       SERVICE SHARES
                       --------------------------------------------------------------------------------
                       JANUS PORTFOLIO -- INSTITUTIONAL     Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       OVERSEAS PORTFOLIO -- INSTITUTIONAL  Seeks long-term growth of capital.
                       SHARES
                       --------------------------------------------------------------------------------
                       WORLDWIDE PORTFOLIO --               Seeks long-term growth of capital.
                       INSTITUTIONAL SHARES
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON CLEARBRIDGE VARIABLE      The fund's primary investment
VARIABLE EQUITY TRUST  EQUITY INCOME BUILDER PORTFOLIO      objective is to provide a high level of
                       -- CLASS I                           current income. Long-term capital
                                                            appreciation is its secondary objective.
                       --------------------------------------------------------------------------------
                       LEGG MASON CLEARBRIDGE VARIABLE      Seeks long-term growth of capital with
                       LARGE CAP VALUE PORTFOLIO --         current income is a secondary
                       CLASS I                              objective. This objective may be
                                                            changed without shareholder approval.
                       --------------------------------------------------------------------------------
LEGG MASON PARTNERS    LEGG MASON WESTERN ASSET             Seeks to maximize total return,
VARIABLE INCOME TRUST  VARIABLE STRATEGIC BOND              consistent with the preservation of
                       PORTFOLIO -- CLASS I                 capital. This objective may be changed
                                                            without shareholder approval.

                       --------------------------------------------------------------------------------
OPPENHEIMER VARIABLE   OPPENHEIMER BALANCED                 Seeks a high total investment return,
ACCOUNT FUNDS          FUND/VA -- NON-SERVICE SHARES        which includes current income and
                                                            capital appreciation.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CAPITAL                  Seeks capital appreciation by investing
                       APPRECIATION FUND/VA -- NON-         in securities of well-known,
                       SERVICE SHARES                       established companies.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER CORE BOND                Seeks a high level of current income.
                       FUND/VA -- NON-SERVICE SHARES        As a secondary objective, this port-
                                                            folio seeks capital appreciation when
                                                            consistent with its primary objective.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER HIGH INCOME              Seeks a high level of current income
                       FUND/VA -- NON-SERVICE SHARES        from investment in high-yield fixed
                                                            income securities.
                       --------------------------------------------------------------------------------
                       OPPENHEIMER SMALL- & MID-CAP         Seeks capital appreciation, by
                       GROWTH FUND/VA -- NON-SERVICE        investing in "growth type" companies.
                       SHARES
                       --------------------------------------------------------------------------------

                                             ADVISER (AND SUB-ADVISER(S),
          INVESTMENT OBJECTIVE                      AS APPLICABLE)
-----------------------------------------------------------------------------
Seeks long-term capital growth,            Janus Capital Management LLC
consistent with preservation of capital
and balanced by current income.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks to obtain maximum total return,      Janus Capital Management LLC
consistent with preservation of capital.
-----------------------------------------------------------------------------
A non-diversified portfolio/1/ that seeks  Janus Capital Management LLC long-term growth of capital.
-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
Seeks long-term growth of capital.         Janus Capital Management LLC

-----------------------------------------------------------------------------
The fund's primary investment              Legg Mason Partners Fund Advisor,
objective is to provide a high level of    LLC (subadvised by ClearBridge
current income. Long-term capital          Advisors, LLC)
appreciation is its secondary objective.
-----------------------------------------------------------------------------
Seeks long-term growth of capital with     Legg Mason Partners Fund Advisor,
current income is a secondary              LLC (subadvised by ClearBridge
objective. This objective may be           Advisors, LLC)
changed without shareholder approval.
-----------------------------------------------------------------------------
Seeks to maximize total return,            Legg Mason Partners Fund Advisor,
consistent with the preservation of        LLC (subadvised by Western Asset
capital. This objective may be changed     Management Company and Western
without shareholder approval.              Asset Management Company
                     Limited)
-----------------------------------------------------------------------------
Seeks a high total investment return,      OppenheimerFunds, Inc.
which includes current income and
capital appreciation.
-----------------------------------------------------------------------------
Seeks capital appreciation by investing    OppenheimerFunds, Inc.
in securities of well-known,
established companies.
-----------------------------------------------------------------------------
Seeks a high level of current income.      OppenheimerFunds, Inc.
As a secondary objective, this port-
folio seeks capital appreciation when
consistent with its primary objective.
-----------------------------------------------------------------------------
Seeks a high level of current income       OppenheimerFunds, Inc.
from investment in high-yield fixed
income securities.
-----------------------------------------------------------------------------
Seeks capital appreciation, by             OppenheimerFunds, Inc.
investing in "growth type" companies.

-----------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and the net asset value of a non-diversified portfolio than a diversified portfolio.

Not all of these Portfolios may be available in all states or all markets. Prospectuses for the Portfolios listed above may be obtained free of charge from our Home Office by calling:

                                 800.352.9910

                                or by writing:

                  Genworth Life and Annuity Insurance Company
                            6610 West Broad Street
                              Richmond, VA 23230

Please include your name, the Annuitant's name, your contract number and your current mailing address on any written correspondence so we can ensure that the correct prospectuses are mailed to you.

                                      5